Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 13, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2014